Putnam
Utilities
Growth and
Income Fund


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-04

[GRAPHIC OMITTED: RULER]

[SCALE LOGO OMITTED]

From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and George Putnam, III

Dear Fellow Shareholder:

We are pleased to report further progress in Putnam's reforms on behalf of shareholders. The most significant news is the settlement that has been reached with the Securities and Exchange Commission and with regulatory authorities in the Commonwealth of Massachusetts regarding market timing in Putnam funds. Putnam President and Chief Executive Officer Ed Haldeman has sent a letter to all shareholders describing the terms of the settlement. Putnam Investment Management, LLC will pay $55 million to the SEC and $55 million to the Commonwealth of Massachusetts. Most of the amount to be paid is earmarked for restitution to fund shareholders. An independent consultant will determine the final amount, as well as the method and timing of distribution, of the restitution payments.

Over the past several months, Putnam has also introduced a number of voluntary reforms. We would like to call your attention to two of them. Following the performance tables in the Performance Summary of this report you can find expense and risk comparisons for your fund. The expense comparison information enables you to estimate the amount you have actually paid for ongoing expenses such as management fees and distribution (or 12b-1) fees and to compare these expenses with the average expenses of funds in the same Lipper peer group. The risk comparison shows the fund's risk relative to similar funds as tracked by Morningstar, an independent fund-rating company. We believe the expense and risk information will provide valuable tools for you and your financial advisor when you make decisions about your financial program.

We are pleased to report that Putnam Utilities Growth and Income Fund achieved strong positive returns for the six months ended April 30, 2004. The fund's return at net asset value exceeded that of its benchmark and was in line with that of its Lipper peer group average. You will find the details in the following report, which also provides a discussion of performance and strategy during the semiannual period and offers the management team's perspective on prospects for the months ahead.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

June 16, 2004


Report from Fund Management

Fund highlights

 * Putnam Utilities Growth and Income Fund advanced solidly during the six months ended April 30, 2004, with class A shares gaining 8.62% at net asset value (NAV) and 2.39% at public offering price (POP) for the period.

 * Stronger performance among the portfolio's traditional utility stocks helped the fund perform better than the S&P Utilities Index, which returned 8.19% for the same period.

 * The fund performed in line with the 8.69% average return of its Lipper Utility Funds peer group.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

As the overall stock market posted solid performance over the past six months, utilities stocks largely kept pace and tallied strong advances as well. The financial climate in the gas and power sector remained positive throughout the period, providing an additional performance boost for utilities stocks. Strong returns among the portfolio's traditional gas, electric, and water utilities stocks helped the fund finish ahead of the S&P Utilities Index, based on results at NAV. Less robust returns among telecommunications stocks were a slight drag on fund performance. The fund's bond holdings contributed to overall returns, but bond returns in general were lower than stock gains. The fund finished the period in line with the average return of the funds in its Lipper category, again, based on NAV results.

FUND PROFILE

Putnam Utilities Growth and Income Fund seeks capital growth and current income by investing in stocks and bonds of utilities such as natural gas, electric, and communications services companies. It may be suitable for investors who want a long-term investment that can offer both income and growth potential.


Market overview

Market conditions for utilities stocks and bonds remained favorable throughout the semiannual period. Credit-rating agencies continued to slow the pace of downgrades for utilities bonds, as many companies involved in merchant-generation* and power-trading continued to refocus on their core businesses instead of the riskier endeavors many had undertaken in the early years of deregulation. Low interest rates and a positive climate for corporate credit also contributed to favorable financial conditions that allowed many companies with damaged balance sheets to repair them. Bond prices rallied significantly during the first half of the period, then declined somewhat.

Also contributing to the rally in utilities securities were relatively high gas prices throughout the period, which continue to provide a favorable backdrop for merchant-power prices. (In most of the United States, gas sets the marginal price for power providers because it is the most expensive fuel for power generation.) Since power revenues and gas prices moved together, generators utilizing gas did not experience improved profitability, while merchant generators that used relatively stable coal, lignite, and nuclear fuel to generate power did enjoy higher profits.

Normally, high natural gas prices would provide an incentive for companies to explore and produce more natural gas in order to reap additional profits. However, this has not been the case in recent months. Natural gas reserves in North America appear to be lower than expected, so the additional supply that might produce lower prices has not come into the market. At the same time, demand has remained relatively strong.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 4/30/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P Utilities Index (utilities stocks)                                  8.19%
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                      6.27%
-------------------------------------------------------------------------------
Russell 1000 Growth Index (large-company growth stocks)                 4.14%
-------------------------------------------------------------------------------
Russell 1000 Value Index (large-company value stocks)                   8.15%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         1.25%
-------------------------------------------------------------------------------
JP Morgan Chase Global High Yield Index
(global high-yield corporate bonds)                                     6.39%
-------------------------------------------------------------------------------
Lehman Intermediate Treasury Bond Index
(intermediate-maturity U.S. Treasury bonds)                             0.56%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 4/30/04.
-------------------------------------------------------------------------------

* Electric-generating companies allowed to sell power at varying rates; also called unregulated utilities.

Strategy overview

Your fund's management team kept the fund's allocation to equities close to our target allocation of 90% of net assets throughout the period. Interest rates have begun to move up slightly, signaling a waning of the appreciation in bond prices that has occurred over the past several years. Indeed, returns from the fund's bond holdings did decline somewhat in the final months of the period, although their performance was still solid.

Within equities, we maintained an allocation of 72% of the portfolio to gas, power, and water, and the remainder to telecommunications, including regional Bells. The portfolio weighting in telecommunications remained relatively stable at 28%. With the telecommunications industry continuing to face significant challenges, the management team chose not to add new holdings to bring the telecommunications weighting back to 30%. Within the sector, the portfolio emphasized wireless providers. In general, the team holds a more positive view of international rather than domestic telecommunications markets, especially with respect to foreign wireless companies, which possess numerous growth opportunities and greater profit margins than their U.S. counterparts.

Within the bond portion of the portfolio, the management team focused on a diversified collection of investment-grade utilities and telephone bonds. These holdings provided strong performance over the period, with strong gains coming from telecommunications bonds in growing, profitable wireless companies balanced by solid returns from secured, first-mortgage bonds in electric utilities.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                         as of 10/31/03     as of 4/30/04

Electric utilities            59.0%             59.1%

Telecommunications            21.6%             21.2%

Natural gas utilities          8.0%              7.5%

Regional Bells                 7.5%              7.1%

Telephone                      1.0%              1.3%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.


How fund holdings affected performance

Overweight positions -- relative to the benchmark index -- in two California utilities stocks, PG&E and Edison International, provided superior returns over the period. Both benefited from the continued recovery of California utilities from the power crisis of 2000-2001. They also benefited from ongoing improvement in the financial environment for utilities, high retail power prices, and the reversal of some of the more harmful aspects of deregulation in California. The fund also enjoyed superior returns from its large position in the stock of Sierra Pacific Resources, a Nevada-based electric power generating company not represented in the fund's benchmark index.

Another overweight position, in the stock of TXU Corporation, contributed substantially to returns over the period. This company, formerly known as Texas Utilities, has nuclear, coal, gas, and lignite power-generating operations and sells power-generating capacity in Texas. Since it relies on fuels with relatively stable prices to generate the power it sells, TXU was able to capitalize on higher electricity prices to increase profitability.

As is often the case, not owning or having minimal positions in underperforming securities can have a positive impact on fund returns. During this period, not owning stock in El Paso Corporation, and having an underweight position (relative to the benchmark) in Southern Company all proved fortuitous decisions as these securities underperformed.

[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

 1 PG&E Corp.
   Electric utilities

 2 Vodafone Group PLC
   United Kingdom
   Telecommunications

 3 Exelon Corp.
   Electric utilities

 4 Entergy Corp.
   Electric utilities

 5 Dominion Resources, Inc.
   Electric utilities

 6 Edison International
   Electric utilities

 7 Verizon Communications, Inc.
   Regional Bells

 8 FPL Group, Inc.
   Electric utilities

 9 Sierra Pacific Resources
   Electric utilities

10 TXU Corp.
   Electric utilities

Footnote reads:
These holdings represent 40.7% of the fund's net assets as of 4/30/04. The fund's holdings will change over time.

The stock that most negatively affected the fund's relative performance over the period was Entergy, an integrated electric utility, which also operates in Louisiana, Texas, Arkansas, and Mississippi as a regulated utility. The fund has an overweight position in Entergy, which has been a top-performing holding for over five years. Its performance over this period was simply not as strong as it had been in previous years and the impact on the portfolio was magnified because of our large position. The company is financially strong with capable, shareholder-oriented management. It currently faces a number of opportunities for growth through the purchase of assets for sale at distressed prices.

As in the previous period, some significant negative influences on the fund's relative performance came from companies that were either under-represented in the portfolio or not held at all. Many of these companies did not meet our strict criteria for quality and financial soundness or had stocks that we considered overvalued. This was certainly the case for Duke Energy, which benefited from the interest of closed-end mutual funds in high-yield stocks during the first part of this period. The fund held an underweight position in this stock, which performed quite well.

The fund also had no position in merchant-power generation company Reliant Energy, which outperformed over the period. This company was a small-capitalization firm carrying high risk at the start of the period and, therefore, did not fit our investment criteria.

In the telecommunications sector, not owning solidly performing stocks of Sprint PCS and the wireless company spun off by British Telecom MMO2 negatively impacted the fund's relative performance over the period. An overweight position in poorly performing Centurytel, which provides government-subsidized local phone service in rural areas throughout the United States, also detracted slightly from returns. Investors' reduced appetite for risk led many to move money away from Brazilian stocks, leading to underperformance by a large fund holding, TNE (Tele Norte Leste Participacoes S.A.). The company remains financially sound and continues to meet its earnings targets and expectations, and the fund continued to hold this position at the end of the period.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Global Equity Research Team, using an analyst-driven interdisciplinary process in which all members take part in management of the fund.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

We believe Putnam Utilities Growth and Income Fund's portfolio of high-quality, dividend-paying stocks and bonds should position it well for the months ahead. Of course, broad market conditions will continue to shape results. Recent economic data indicates building strength, although the stock market has begun to concern itself with the possibility of rising interest rates and this has dampened returns somewhat. While rising interest rates could have a negative impact on utilities stock prices initially, in our opinion, the utilities industry continues to experience favorable conditions from both regulatory and fundamental perspectives.

The time of capitalizing on gains made by companies recovering from the California power crisis is drawing to a close. Consequently, we have shifted our investment strategy to concentrate on stocks of companies operating in areas that need to increase capital spending on power generation and transmission facilities. Typically, these jurisdictions are growing rapidly and the companies need to increase their power output to meet customers' needs. Our first choice is to invest in those companies operating where the regulators have already recognized the need for capital spending and are supporting power companies through favorable utility rates. California, Wisconsin, Iowa, and perhaps Florida are areas that fit this description. Our second choice is to invest in jurisdictions where regulators are not yet supportive but will need to become supportive if they do not want to trigger economic problems in their states. These states include Nevada and Arizona.

As always, fundamental research and quantitative analysis continue to drive our strategy as we seek to identify companies whose stock prices are undervalued relative to our estimate of their long-term business worth. We believe this strategy will continue to serve the fund well over a full range of market conditions.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. The fund concentrates its investments in one industry sector and involves more risk than a fund that invests more broadly.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended April 30, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 4/30/04
-----------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M          Class R
(inception dates)            (11/19/90)             (4/27/92)             (7/26/99)              (3/1/95)        (12/1/03)
-----------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP        NAV
-----------------------------------------------------------------------------------------------------------------------------
6 months                   8.62%      2.39%      8.12%      3.12%      8.16%      7.16%      8.34%      4.57%       8.53%
-----------------------------------------------------------------------------------------------------------------------------
1 year                    22.38      15.35      21.63      16.63      21.54      20.54      21.97      17.72       22.11
-----------------------------------------------------------------------------------------------------------------------------
5 years                  -12.27     -17.29     -15.51     -16.78     -15.50     -15.50     -14.45     -17.47      -13.37
Annual average            -2.58      -3.73      -3.31      -3.61      -3.31      -3.31      -3.07      -3.77       -2.83
-----------------------------------------------------------------------------------------------------------------------------
10 years                  86.59      75.81      73.13      73.13      72.97      72.97      77.84      71.59       82.06
Annual average             6.44       5.80       5.64       5.64       5.63       5.63       5.93       5.55        6.17
-----------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             7.18       6.71       6.38       6.38       6.38       6.38       6.66       6.37        6.91
-----------------------------------------------------------------------------------------------------------------------------

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Class R share returns have no initial sales charge or CDSC. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.

A 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.


-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/04 (MOST RECENT CALENDAR QUARTER)
-----------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M           Class R
(inception dates)            (11/19/90)             (4/27/92)             (7/26/99)              (3/1/95)         (12/1/03)
-----------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP         NAV
-----------------------------------------------------------------------------------------------------------------------------
6 months                  13.74%      7.23%     13.25%      8.25%     13.41%     12.41%     13.46%      9.44%      13.65%
-----------------------------------------------------------------------------------------------------------------------------
1 year                    34.52      26.82      33.58      28.58      33.62      32.62      33.90      29.29       34.21
-----------------------------------------------------------------------------------------------------------------------------
5 years                   -3.72      -9.25      -7.29      -8.68      -7.23      -7.23      -6.10      -9.36       -4.92
Annual average            -0.75      -1.92      -1.50      -1.80      -1.49      -1.49      -1.25      -1.95       -1.00
-----------------------------------------------------------------------------------------------------------------------------
10 years                  95.55      84.22      81.27      81.27      81.36      81.36      86.36      79.87       90.70
Annual average             6.94       6.30       6.13       6.13       6.13       6.13       6.42       6.05        6.67
-----------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             7.45       6.97       6.64       6.64       6.65       6.65       6.92       6.63        7.18
-----------------------------------------------------------------------------------------------------------------------------


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COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/04
-----------------------------------------------------------------------------
                                                        Lipper Utility
                                     S&P Utilities      Funds category
                                     Index              average*
-----------------------------------------------------------------------------
6 months                              8.19%               8.69%
-----------------------------------------------------------------------------
1 year                               21.50               21.32
-----------------------------------------------------------------------------
5 years                              -9.54               -5.29
Annual average                       -1.98               -1.33
-----------------------------------------------------------------------------
10 years                             75.21              105.67
Annual average                        5.77                7.39
-----------------------------------------------------------------------------
Annual average
(life of fund)                        6.85                8.38
-----------------------------------------------------------------------------

  Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month and 1-, 5-, and 10-year periods ended 4/30/04, there were 85, 84, 61, and 31 funds, respectively, in this Lipper category.


-------------------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/04
-------------------------------------------------------------------------------------------------------
                                   Class A         Class B    Class C           Class M        Class R
-------------------------------------------------------------------------------------------------------
Distributions (number)                2               2          2                 2              2
-------------------------------------------------------------------------------------------------------
Income                              $0.074          $0.041     $0.044            $0.051         $0.067
-------------------------------------------------------------------------------------------------------
Capital gains                         --              --         --                --             --
-------------------------------------------------------------------------------------------------------
Total                               $0.074          $0.041     $0.044            $0.051         $0.067
-------------------------------------------------------------------------------------------------------
Share value:                    NAV        POP        NAV        NAV        NAV        POP        NAV
-------------------------------------------------------------------------------------------------------
10/31/03                      $8.06      $8.55      $8.02      $8.02      $8.05      $8.34         --
-------------------------------------------------------------------------------------------------------
12/1/03*                         --         --         --         --         --         --      $8.20
-------------------------------------------------------------------------------------------------------
4/30/04                        8.68       9.16+      8.63       8.63       8.67       8.98       8.68
-------------------------------------------------------------------------------------------------------
Current return
(end of period)
-------------------------------------------------------------------------------------------------------
Current dividend rate 1       1.71%      1.62%      0.93%      1.02%      1.15%      1.11%      1.43%
-------------------------------------------------------------------------------------------------------
Current 30-day
SEC yield 2                   1.88       1.78       1.13       1.12       1.38       1.33       1.63
-------------------------------------------------------------------------------------------------------

* Inception date of class R shares.

+ Reflects a reduction in sales charges that took effect on January 28, 2004.

1 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.


Understanding your
fund's expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial advisor.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Putnam Utilities Growth and Income Fund from October 31, 2003, to April 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

-----------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the 6 months ended 4/30/04
-----------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
-----------------------------------------------------------------------------
Expenses paid per
$1,000*                      $7        $11        $11         $9         $8
-----------------------------------------------------------------------------
Ending value (after
expenses)                $1,086     $1,081     $1,082     $1,083     $1,085
-----------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/04. The expense ratio may differ for each share class (see the table at the bottom of the next page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2004, use the calculation method below. To find the value of your investment on October 31, 2003, go to www.putnaminvestments.com and log on to your account. Click on the "Transaction History" tab in your Daily Statement and enter 10/31/2003 in both the "from" and "to" fields. Alternatively, call Putnam at 1-800-225-1581.

HOW TO CALCULATE THE EXPENSES YOU PAID
------------------------------------------------------------------------------
                                                                  Total
Value of your                                   Expenses paid     expenses
investment on 10/31/03  [DIV]     $1,000   X    per $1,000     =  paid
-----------------------------------------------------------------------------
Example Based on a $10,000 investment in class A shares of your fund.
-----------------------------------------------------------------------------
$10,000                 [DIV]     $1,000   X   $7 (see table above) = $70
-----------------------------------------------------------------------------

Comparing your fund's expenses with those of other funds

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

-------------------------------------------------------------------------------
EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the 6 months ended 4/30/04
-------------------------------------------------------------------------------
                        Class A    Class B    Class C    Class M    Class R
-------------------------------------------------------------------------------
Expenses paid per
$1,000*                      $7        $10        $10         $9         $8
-------------------------------------------------------------------------------
Ending value (after
expenses)                $1,018     $1,015     $1,015     $1,016     $1,017
-------------------------------------------------------------------------------

* Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/04. The expense ratio may differ for each share class (see the table at the bottom of this page). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Using industry averages to compare expenses

You can also compare your fund's expenses with industry averages, as determined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown below indicates how much of your fund's net assets have been used to pay ongoing expenses during the period.

-------------------------------------------------------------------------------
EXPENSE RATIO COMPARISONS USING ANNUALIZED DATA
-------------------------------------------------------------------------------
                               Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Your fund's annualized
expense ratio                   1.31%     2.06%     2.06%     1.81%     1.56%
-------------------------------------------------------------------------------
Average annualized expense
ratio for Lipper peer group +   1.34%     2.09%     2.09%     1.84%     1.59%
-------------------------------------------------------------------------------

+ For class A shares, expenses shown represent the average of the expenses of front-end load funds viewed by Lipper as having the same investment classification or objective as the fund, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe. All Lipper data is for the most recent fiscal periods available as of 3/31/04. For class B, C, M, and R shares, Putnam has adjusted the Lipper total expense average to reflect higher 12b-1 fees incurred by these classes of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

Risk comparison

As part of new initiatives to enhance disclosure, we are including a risk comparison to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk   1.88

U.S. stock
fund average       3.97

0%   Increasing Risk   100%

Your fund's Overall Morningstar Risk is shown alongside that of the average fund in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of 3/31/04. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class A shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2004 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

JP Morgan Chase Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Intermediate Treasury Bond Index is an unmanaged index of Treasury bonds with maturities between 1 and 10 years.

Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their growth orientation.

Russell 1000 Value Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

S&P Utilities Index is an unmanaged index of common stock issued by utilities companies.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
April 30, 2004 (Unaudited)

Common stocks (90.4%) (a)
Number of shares                                                          Value

Electric Utilities (55.8%)
-------------------------------------------------------------------------------
       151,900 Alliant Energy Corp.                                  $3,776,234
       159,020 Ameren Corp.                                           6,952,354
       216,637 American Electric Power Co., Inc.                      6,594,430
       162,000 Consolidated Edison, Inc.                              6,676,020
       378,497 Dominion Resources, Inc.                              24,151,894
       103,939 DTE Energy Co.                                         4,055,700
        69,823 Duke Energy Corp.                                      1,470,472
       959,656 Edison International                                  22,455,950
        14,100 Electrabel SA (Belgium)                                4,623,358
       893,922 Electricidade de Portugal SA (Portugal)                2,437,472
        51,349 Empire District Electric Co. (The)                     1,068,573
       145,763 Energy East Corp.                                      3,432,719
       444,187 Entergy Corp.                                         24,252,610
       394,715 Exelon Corp.                                          26,422,224
       237,378 FirstEnergy Corp.                                      9,281,480
       278,650 FPL Group, Inc.                                       17,727,713
        32,500 Great Plains Energy, Inc.                              1,014,325
        23,700 Hawaiian Electric Industries, Inc.                     1,179,312
       115,030 Iberdrola SA (Spain)                                   2,260,139
        95,730 Korea Electric Power Corp. (South Korea)               1,564,470
        21,600 NSTAR                                                  1,045,440
     1,096,983 PG&E Corp. (NON)                                      30,188,972
       184,634 Pinnacle West Capital Corp.                            7,211,804
       257,700 PPL Corp.                                             11,042,445
       248,513 Progress Energy, Inc.                                 10,628,901
       101,386 Public Power Corp. 144A (Greece)                       2,566,533
       114,907 Public Service Enterprise Group, Inc.                  4,929,510
        90,797 Puget Energy, Inc.                                     1,993,902
       138,900 SCANA Corp.                                            4,778,160
     1,819,166 Sierra Pacific Resources (NON)                        12,879,695
       366,477 Southern Co. (The)                                    10,539,879
        86,700 TransAlta Corp. (Canada)                               1,069,878
       375,302 TXU Corp.                                             12,812,810
       188,000 Wisconsin Energy Corp.                                 5,903,200
        37,200 WPS Resources Corp.                                    1,704,132
       275,338 XCEL Energy, Inc.                                      4,606,405
                                                                 --------------
                                                                    295,299,115

Natural Gas Utilities (7.3%)
-------------------------------------------------------------------------------
        43,200 Energen Corp.                                          1,786,320
       212,300 Equitable Resources, Inc.                              9,975,977
            39 KeySpan Corp.                                              1,410
        63,048 Kinder Morgan, Inc.                                    3,796,120
       179,250 MDU Resources Group, Inc.                              4,015,200
        62,800 National Fuel Gas Co.                                  1,537,972
       205,690 NiSource, Inc.                                         4,146,710
        59,235 ONEOK, Inc.                                            1,240,973
        34,400 Piedmont Natural Gas Co., Inc.                         1,393,200
        70,600 Questar Corp.                                          2,504,182
       136,700 Sempra Energy                                          4,340,225
        35,600 South Jersey Industries, Inc.                          1,468,144
       111,555 Vectren Corp.                                          2,694,053
                                                                 --------------
                                                                     38,900,486

Oil & Gas (0.4%)
-------------------------------------------------------------------------------
        64,700 Enbridge, Inc. (Canada)                                2,358,315

Power Producers (0.8%)
-------------------------------------------------------------------------------
       212,300 AES Corp. (The) (NON)                                  1,840,641
       920,070 International Power PLC (United
               Kingdom) (NON)                                         2,281,806
                                                                 --------------
                                                                      4,122,447

Regional Bells (6.6%)
-------------------------------------------------------------------------------
       231,244 BellSouth Corp.                                        5,968,408
       437,900 SBC Communications, Inc. (SEG)                        10,903,710
       478,536 Verizon Communications, Inc.                          18,059,949
                                                                 --------------
                                                                     34,932,067

Telecommunications (18.2%)
-------------------------------------------------------------------------------
         6,600 America Movil SA de CV ADR Ser. L
               (Mexico)                                                 223,080
       473,735 AT&T Wireless Services, Inc. (NON)                     6,542,280
       125,667 CenturyTel, Inc.                                       3,629,263
     3,616,000 China Telecom Corp., Ltd. (China)                      1,052,341
       533,362 Deutsche Telekom AG (Germany) (NON)                    9,129,811
       156,956 France Telecom SA (France)                             3,761,314
       232,144 Koninklijke (Royal) KPN NV
               (Netherlands)                                          1,668,614
        37,280 KT Corp. ADR (South Korea)                               689,680
         1,021 Nippon Telegraph and Telephone Corp.
               (NTT) (Japan)                                          5,340,648
         3,140 NTT DoCoMo, Inc. (Japan)                               6,295,875
       217,552 Portugal Telecom SGPS SA ADR (Portugal)                2,356,088
        45,370 SK Telecom Co., Ltd. ADR (South Korea)                   916,474
         6,369 Swisscom AG (Switzerland)                              1,972,762
       155,300 Tele Norte Leste Participacoes SA
               ADR (Brazil)                                           1,838,752
       439,877 Telecom Corp. of New Zealand, Ltd.
               (New Zealand)                                          1,556,348
       583,063 Telecom Italia Mobile SpA (Italy)                      3,315,463
     2,708,624 Telecom Italia SpA (Italy)                             8,648,239
       604,010 Telefonica SA (Spain)                                  8,928,970
        31,586 Telefonos de Mexico SA de CV
               (Telmex) ADR Class L (Mexico)                          1,078,346
       100,000 Telenor ASA (Norway)                                     654,777
    11,088,037 Vodafone Group PLC (United Kingdom)                   26,759,399
                                                                 --------------
                                                                     96,358,524

Telephone (0.6%)
-------------------------------------------------------------------------------
       199,337 Telus Corp. (Canada)                                   3,131,175

Water Utilities (0.7%)
-------------------------------------------------------------------------------
       180,937 Aqua America, Inc.                                     3,700,162
                                                                 --------------
               Total Common stocks
               (cost $419,887,105)                                 $478,802,291

Corporate bonds and notes (7.9%) (a)
Principal amount                                                          Value

Cable Television (--%)
-------------------------------------------------------------------------------
      $120,000 Rogers Cable Inc. sec. notes 6 1/4s,
               2013 (Canada)                                           $115,553

Electric Utilities (3.3%)
-------------------------------------------------------------------------------
       810,000 AEP Texas Central Co. sr. notes
               Ser. D, 5 1/2s, 2013                                     819,425
       170,000 Appalachian Power Co. notes 3.6s,
               2008                                                     166,785
       510,000 Arizona Public Services Co. notes
               6 1/2s, 2012                                             548,693
        50,000 CenterPoint Energy Houston Electric
               LLC general ref. mtge.  Ser. M2,
               5 3/4s, 2014                                              51,299
        95,000 Cleveland Electric Illuminating Co.
               (The) sec. notes Ser. D,  7.43s,
               2009                                                     106,814
        55,000 Cleveland Electric Illuminating Co.
               (The) 144A sr. notes 5.65s, 2013                          54,398
       430,000 Connecticut Light & Power Co. 1st
               mtge. Ser. D, 7 7/8s, 2024                               522,269
       585,000 Consumers Energy Co. 1st mtge.
               Ser. B, 5 3/8s, 2013                                     575,776
        40,000 Dayton Power & Light Co. (The) 144A
               1st mtge. 5 1/8s, 2013                                    38,768
       180,000 Detroit Edison Co. sec. notes 5.2s,
               2012                                                     181,205
     1,155,000 Dominion Resources, Inc. sr. notes
               8 1/8s, 2010                                           1,352,766
       650,000 Duke Capital Corp. sr. notes Ser. A,
               6 1/4s, 2005                                             677,675
       275,000 Duquesne Light Co. 1st mtge. Ser. O,
               6.7s, 2012                                               304,398
       525,000 Entergy Arkansas Inc. 1st mtge.
               5.4s, 2018                                               498,831
       860,000 Exelon Generation Co., LLC sr. notes
               6.95s, 2011                                              958,121
       660,000 FirstEnergy Corp. notes Ser. B,
               6.45s, 2011                                              694,847
        60,000 FirstEnergy Corp. notes Ser. C,
               7 3/8s, 2031                                              63,016
       645,000 Florida Power & Light Co. 1st mtge.
               5.95s, 2033                                              639,470
       320,000 Florida Power & Light Co. 1st mtge.
               5 5/8s, 2034                                             302,884
       465,000 Florida Power Corp. 1st mtge. 5.9s,
               2033                                                     449,227
       155,000 Indianapolis Power & Light 144A 1st
               mtge. 6.3s, 2013                                         161,961
       975,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                    1,070,063
       195,000 Monongahela Power Co. 1st mtge. 5s,
               2006                                                     197,681
       105,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                     116,025
       140,000 New York State Electric & Gas Corp.
               bonds 5 3/4s, 2023                                       132,065
       740,000 Niagara Mohawk Power Corp. sr. notes
               Ser. G, 7 3/4s, 2008                                     838,763
       215,000 NiSource Finance Corp. company
               guaranty 7 7/8s, 2010                                    250,280
       390,000 Oncor Electric Delivery Co. sec.
               notes 7 1/4s, 2033                                       435,359
       355,000 Oncor Electric Delivery Co. sec.
               notes 6 3/8s, 2012                                       384,612
       105,000 Pacific Gas & Electric Co. 1st mtge.
               6.05s, 2034                                               99,010
       155,000 Pacific Gas & Electric Co. 1st mtge.
               4.8s, 2014                                               148,216
        70,000 PacifiCorp Sinking Fund 1st mtge.
               5.45s, 2013                                               71,743
        55,000 Panhandle Eastern Pipe Line sr.
               notes 4.8s, 2008                                          55,859
       470,000 Pepco Holdings, Inc. notes 5 1/2s,
               2007                                                     493,726
       135,000 Potomac Edison Co. 1st mtge. 8s,
               2024                                                     130,621
       196,597 Power Receivable Finance LLC 144A
               sr. notes 6.29s, 2012                                    201,838
        75,000 Powergen U.S. Funding, LLC company
               guaranty 4 1/2s, 2004                                     75,789
        10,000 PP&L Capital Funding, Inc. company
               guaranty Ser. D, 8 3/8s, 2007                             11,289
       245,000 Progress Energy, Inc. sr. notes
               6 3/4s, 2006                                             261,746
       655,000 Progress Energy, Inc. sr. notes
               6.05s, 2007                                              697,721
       510,000 PSEG Power, LLC company guaranty
               6.95s, 2012                                              563,566
        50,000 Public Service Company of New Mexico
               sr. notes 4.4s, 2008                                      49,890
       240,000 Public Service Electric & Gas Co.
               1st mtge. FRN 6 3/8s, 2008                               259,866
       150,000 Rochester Gas & Electric notes
               6 3/8s, 2033                                             147,841
       270,000 South Carolina Electric & Gas Co.
               1st mtge. 5.8s, 2033                                     260,406
        55,000 Southern California Edison Co. 1st
               mtge. 6s, 2034                                            53,062
       120,000 Southern California Edison Co. 1st
               mtge. 5s, 2014                                           117,725
       275,000 Southern Power Co. sr. notes Ser. D,
               4 7/8s, 2015                                             257,886
       260,000 Tampa Electric Co. notes 6 7/8s,
               2012                                                     282,218
       225,000 Western Resources, Inc. 1st mtge.
               7 7/8s, 2007                                             250,425
       195,000 Wisconsin Electric Power notes
               4 1/2s, 2013                                             187,284
                                                                 --------------
                                                                     17,271,203

Natural Gas Utilities (0.2%)
-------------------------------------------------------------------------------
        95,000 CenterPoint Energy Resources Corp.
               debs. 8.9s, 2006                                         106,066
       120,000 CenterPoint Energy Resources Corp.
               notes 7 3/4s, 2011                                       134,363
       165,000 Duke Energy Field Services, LLC
               notes 7 7/8s, 2010                                       190,743
        45,000 KeySpan Corp. notes 7 5/8s, 2010                          52,402
       260,000 National Fuel Gas Co. notes 5 1/4s,
               2013                                                     261,866
       240,000 Texas Eastern Transmission LP sr.
               notes 7s, 2032                                           254,098
                                                                 --------------
                                                                        999,538

Oil & Gas (0.2%)
-------------------------------------------------------------------------------
       240,000 Canadian Natural Resources, Ltd. sr.
               notes 5.45s, 2012 (Canada)                               245,192
        15,000 Kerr-McGee Corp. company guaranty
               6 7/8s, 2011                                              16,384
       225,000 Louis Dreyfus Natural Gas Corp.
               notes 6 7/8s, 2007                                       243,878
       430,000 MidAmerican Energy Holdings Co. sr.
               notes 4 5/8s, 2007                                       438,119
        90,000 Motiva Enterprises, LLC 144A sr.
               notes 5.2s, 2012                                          90,423
                                                                 --------------
                                                                      1,033,996

Regional Bells (0.5%)
-------------------------------------------------------------------------------
       250,000 Ameritech Capital Funding company
               guaranty 6 1/4s, 2009                                    269,276
       390,000 Bellsouth Capital Funding notes
               7 3/4s, 2010                                             450,986
        25,000 Michigan Bell Telephone Co. debs.
               7.85s, 2022                                               29,296
       865,000 Verizon Global Funding Corp. notes
               7 1/4s, 2010                                             977,900
       835,000 Verizon New England Inc. sr. notes
               6 1/2s, 2011                                             904,814
                                                                 --------------
                                                                      2,632,272

Telecommunications (3.0%)
-------------------------------------------------------------------------------
       855,000 AT&T Corp. sr. notes 8.05s, 2011                         938,160
       160,000 AT&T Wireless Services, Inc. sr.
               notes 8 3/4s, 2031                                       195,189
     1,740,000 AT&T Wireless Services, Inc. sr.
               notes 7 7/8s, 2011                                     2,004,163
       225,000 British Telecommunications PLC bonds
               8 7/8s, 2030 (United Kingdom)                            284,631
     1,450,000 British Telecommunications PLC notes
               8 3/8s, 2010 (United Kingdom)                          1,709,913
       715,000 Cingular Wireless, LLC sr. notes
               5 5/8s, 2006                                             757,012
        50,000 Citizens Communications Co. sr.
               notes 7 5/8s, 2008                                        52,038
       410,000 Deutsche Telekom International
               Finance BV bonds 8 1/2s,  2010
               (Netherlands)                                            484,446
     1,725,000 Deutsche Telekom International
               Finance BV company guaranty  8 3/4s,
               2030 (Netherlands)                                     2,140,967
       195,000 Deutsche Telekom International
               Finance BV notes 5 1/4s,  2013
               (Netherlands)                                            193,565
       490,000 France Telecom notes 9 1/2s, 2031
               (France)                                                 628,401
       995,000 France Telecom notes 7 3/4s, 2011
               (France)                                               1,176,287
       105,000 Koninklijke (Royal) KPN NV sr.
               unsub. notes 8 3/8s,  2030
               (Netherlands)                                            128,726
        55,000 Koninklijke (Royal) KPN NV sr.
               unsub. notes 8s, 2010 (Netherlands)                       64,332
     1,805,000 Sprint Capital Corp. company
               guaranty 7 5/8s, 2011                                  2,035,462
       855,000 Sprint Capital Corp. company
               guaranty 6 7/8s, 2028                                    839,389
       620,000 Sprint Capital Corp. company
               guaranty 6 1/8s, 2008                                    663,884
        45,000 Sprint Capital Corp. notes 8 3/8s,
               2012                                                      52,814
       150,000 Telecom Italia Capital 144A company
               guaranty 6 3/8s,  2033 (Luxembourg)                      147,123
        70,000 Telecom Italia Capital 144A company
               guaranty 5 1/4s,  2013 (Luxembourg)                       68,922
       230,000 Telecom Italia Capital 144A company
               guaranty 4s,  2008 (Luxembourg)                          227,988
       105,000 United States Cellular Corp. notes
               6.7s, 2033                                               102,587
       570,000 Verizon Wireless, Inc. notes 5 3/8s,
               2006                                                     601,766
        75,000 Vodafone Group PLC notes 7 7/8s,
               2030 (United Kingdom)                                     89,600
       205,000 Vodafone Group PLC notes 7 5/8s,
               2005 (United Kingdom)                                    214,119
                                                                 --------------
                                                                     15,801,484

Telephone (0.7%)
-------------------------------------------------------------------------------
     2,305,000 New England Telephone & Telegraph
               Co. debs. 7 7/8s, 2029                                 2,671,034
       950,000 Telefonica Europe BV company
               guaranty 7 3/4s, 2010 (Netherlands)                    1,101,871
                                                                 --------------
                                                                      3,772,905
                                                                 --------------
               Total Corporate bonds and notes
               (cost $40,207,038)                                   $41,626,951

Short-term investments (8.9%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $41,836,480 Short-term investments held as collateral
               for loaned securities with yields ranging
               from 1.02% to 1.21% and due dates ranging
               from May 3, 2004 to June 11, 2004 (d)                $41,819,749
     5,527,000 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 1.03% to 1.05%
               and due dates  ranging from May 3,
               2004 to May 21, 2004 (d)                               5,527,000
                                                                 --------------
               Total Short-term investments
               (cost $47,346,749)                                   $47,346,749
-------------------------------------------------------------------------------
               Total Investments
               (cost $507,440,892)                                 $567,775,991
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $529,538,099.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2004.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at April 30, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at April 30, 2004: (as a percentage of Market Value)

        Belgium                     0.8%
        Canada                      1.2
        France                      1.0
        Germany                     1.6
        Greece                      0.5
        Italy                       2.1
        Japan                       2.0
        Netherlands                 1.0
        Portugal                    0.8
        South Korea                 0.6
        Spain                       2.0
        United Kingdom              5.5
        United States              79.3
        Other                       1.6
                                  ------
        Total                     100.0%


Forward currency contracts to buy at April 30, 2004 (Unaudited)
(aggregate face value $10,508,467)
                                                                                           Unrealized
                                                        Aggregate          Delivery     appreciation/
                                          Value        face value              date    (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                      $191,003          $204,364           6/16/04          $(13,361)
British Pound                         4,827,703         4,958,128           6/16/04          (130,425)
Danish Krone                            314,210           325,256           6/16/04           (11,046)
Hong Kong Dollar                      2,346,839         2,353,456           6/16/04            (6,617)
Norwegian Krone                         626,256           615,878           6/16/04            10,378
Swedish Krona                         2,007,961         2,051,385           6/16/04           (43,424)
------------------------------------------------------------------------------------------------------
                                                                                            $(194,495)
------------------------------------------------------------------------------------------------------


Forward currency contracts to sell at April 30, 2004 (Unaudited)
(aggregate face value $30,895,931)
                                                        Aggregate          Delivery        Unrealized
                                          Value        face value              date      appreciation
------------------------------------------------------------------------------------------------------
British Pound                        $3,970,809        $4,007,728           6/16/04           $36,919
Canadian Dollar                       5,246,383         5,399,365           6/16/04           152,982
Euro                                 16,374,920        16,823,751           6/16/04           448,831
Japanese Yen                            332,470           337,069           6/16/04             4,599
Mexican Peso                          2,013,504         2,058,147           6/16/04            44,643
New Zealand Dollar                      543,446           592,074           6/16/04            48,628
Swiss Franc                           1,654,744         1,677,797           6/16/04            23,053
------------------------------------------------------------------------------------------------------
                                                                                             $759,655
------------------------------------------------------------------------------------------------------



Futures contracts outstanding at April 30, 2004 (Unaudited)

                                                                                           Unrealized
                                                        Aggregate        Expiration     appreciation/
                                          Value        face value              date    (depreciation)
------------------------------------------------------------------------------------------------------
U.S. Treasury Note
5 yr (Short)                         $1,649,063        $1,673,007            Jun-04           $23,944
U.S. Treasury Note
10 yr (Short)                           110,500           113,347            Jun-04             2,847
U.S. Treasury Bond
20 yr (Long)                          2,570,252         2,625,910            Jun-04           (55,658)
------------------------------------------------------------------------------------------------------
                                                                                             $(28,867)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
April 30, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $39,872,451
of securities on loan (identified cost $507,440,892) (Note 1)    $567,775,991
-------------------------------------------------------------------------------
Cash                                                                   54,115
-------------------------------------------------------------------------------
Dividends, interest and other receivables                           2,071,077
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                 92,954
-------------------------------------------------------------------------------
Receivable for securities sold                                      5,570,480
-------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                8,625
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)               770,033
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)             142,225
-------------------------------------------------------------------------------
Total assets                                                      576,485,500

Liabilities
-------------------------------------------------------------------------------
Payable for securities purchased                                    2,433,436
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          1,002,701
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          941,820
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            154,913
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                128,512
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,242
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                177,688
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                  204,873
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                 41,819,749
-------------------------------------------------------------------------------
Other accrued expenses                                                 82,467
-------------------------------------------------------------------------------
Total liabilities                                                  46,947,401
-------------------------------------------------------------------------------
Net assets                                                       $529,538,099

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $676,104,423
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        1,712,102
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (209,160,674)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                  60,882,248
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $529,538,099

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($424,885,363 divided by 48,940,878 shares)                             $8.68
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $8.68)*                  $9.16
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($97,165,824 divided by 11,258,407 shares)**                            $8.63
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($4,095,249 divided by 474,285 shares)**                                $8.63
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($3,390,596 divided by 391,076 shares)                                  $8.67
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.67)*                  $8.98
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,067 divided by 123 shares)                            $8.68
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended April 30, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $161,330)                         $7,793,795
-------------------------------------------------------------------------------
Interest                                                            1,444,946
-------------------------------------------------------------------------------
Securities lending                                                     75,267
-------------------------------------------------------------------------------
Total investment income                                             9,314,008

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    1,918,528
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        854,762
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             13,308
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        6,861
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 555,635
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                 524,045
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                  19,215
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                  14,193
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                       2
-------------------------------------------------------------------------------
Other                                                                 150,127
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           19,312
-------------------------------------------------------------------------------
Costs assumed by manager (Note 5)                                     (19,312)
-------------------------------------------------------------------------------
Total expenses                                                      4,056,676
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (232,995)
-------------------------------------------------------------------------------
Net expenses                                                        3,823,681
-------------------------------------------------------------------------------
Net investment income                                               5,490,327
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   15,261,771
-------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                       (51,900)
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)        (1,061,352)
-------------------------------------------------------------------------------
Net realized gain on credit default contracts (Note 1)                 33,416
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                1,073,511
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts and credit default contracts during the period           25,453,518
-------------------------------------------------------------------------------
Net gain on investments                                            40,708,964
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $46,199,291
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    April 30       October 31
Increase (decrease) in net assets                       2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $5,490,327      $14,790,631
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                     14,181,935      (55,427,923)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                        26,527,029      162,054,504
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        46,199,291      121,417,212
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
 From net investment income
  Class A                                         (3,783,937)     (11,117,606)
-------------------------------------------------------------------------------
  Class B                                           (497,558)      (1,810,630)
-------------------------------------------------------------------------------
  Class C                                            (20,162)         (63,431)
-------------------------------------------------------------------------------
  Class M                                            (22,370)         (88,044)
-------------------------------------------------------------------------------
  Class R                                                 (8)              --
-------------------------------------------------------------------------------
 From return of capital
  Class A                                                 --         (773,845)
-------------------------------------------------------------------------------
  Class B                                                 --         (126,030)
-------------------------------------------------------------------------------
  Class C                                                 --           (4,415)
-------------------------------------------------------------------------------
  Class M                                                 --           (6,128)
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (109,810,960)     (94,298,032)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets          (67,935,704)      13,129,051

Net assets
-------------------------------------------------------------------------------
Beginning of period                              597,473,803      584,344,752
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $1,712,102 and
$545,810, respectively)                         $529,538,099     $597,473,803
-------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                            ended
                                          April 30
Per-share                                (Unaudited)                                 Year ended October 31
 operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $8.06           $6.71           $9.56          $13.86          $14.06          $13.62
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .09             .19             .23             .25             .36             .39
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .60            1.34           (2.84)          (2.73)            .75             .87
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .69            1.53           (2.61)          (2.48)           1.11            1.26
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.07)           (.17)           (.22)           (.25)           (.38)           (.39)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (1.53)           (.93)           (.43)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --            (.01)           (.02)           (.04)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.07)           (.18)           (.24)          (1.82)          (1.31)           (.82)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $8.68           $8.06           $6.71           $9.56          $13.86          $14.06
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      8.62*          23.17          (27.73)         (20.40)           9.04            9.49
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $424,885        $478,304        $469,497        $846,231      $1,128,437      $1,000,789
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .65*           1.23            1.12            1.05            1.01            1.00
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   1.06*           2.65            2.68            2.14            2.78            2.80
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     12.82*          40.12           44.93           91.91           29.42           17.58
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                         April 30
Per-share                               (Unaudited)                                 Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $8.02           $6.67           $9.51          $13.78          $13.98          $13.54
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .06             .14             .16             .16             .26             .28
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .59            1.34           (2.82)          (2.70)            .74             .87
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .65            1.48           (2.66)          (2.54)           1.00            1.15
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.04)           (.12)           (.16)           (.17)           (.27)           (.28)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (1.53)           (.93)           (.43)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --            (.01)           (.02)           (.03)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.04)           (.13)           (.18)          (1.73)          (1.20)           (.71)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $8.63           $8.02           $6.67           $9.51          $13.78          $13.98
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      8.12*          22.40          (28.35)         (20.93)           8.19            8.69
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $97,166        $111,163        $107,158        $213,564        $335,411        $566,426
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                   1.03*           1.98            1.87            1.80            1.76            1.75
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .68*           1.89            1.92            1.39            2.06            2.06
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     12.82*          40.12           44.93           91.91           29.42           17.58
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                      Six months                                                                       For the
                                        ended                                                                          period
                                       April 30                                                                    July 26, 1999+
Per-share                            (Unaudited)                  Year ended October 31                            to October 31
operating performance                    2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                     $8.02           $6.67           $9.51          $13.79          $14.04          $14.34
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                 .06             .14             .16             .16             .25             .07
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                .59            1.34           (2.82)          (2.70)            .74            (.26)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     .65            1.48           (2.66)          (2.54)            .99            (.19)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                        (.04)           (.12)           (.16)           (.18)           (.31)           (.11)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                             --              --              --           (1.53)           (.93)             --
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                     --            (.01)           (.02)           (.03)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                      (.04)           (.13)           (.18)          (1.74)          (1.24)           (.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                           $8.63           $8.02           $6.67           $9.51          $13.79          $14.04
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                   8.16*          22.45          (28.37)         (20.93)           8.12           (1.33)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $4,095          $3,699          $3,332          $6,028          $4,734            $486
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                1.03*           1.98            1.87            1.80            1.76             .47*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 .67*           1.87            1.93            1.38            1.94             .53*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  12.82*          40.12           44.93           91.91           29.42           17.58
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                        Six months
                                           ended
                                         April 30
Per-share                               (Unaudited)                                 Year ended October 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $8.05           $6.70           $9.55          $13.83          $14.03          $13.60
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .07             .16             .18             .19             .29             .32
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .60            1.34           (2.83)          (2.71)            .75             .86
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .67            1.50           (2.65)          (2.52)           1.04            1.18
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)           (.14)           (.18)           (.20)           (.31)           (.32)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --           (1.53)           (.93)           (.43)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --            (.01)           (.02)           (.03)             --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)           (.15)           (.20)          (1.76)          (1.24)           (.75)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $8.67           $8.05           $6.70           $9.55          $13.83          $14.03
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                      8.34*          22.61          (28.16)         (20.72)           8.49            8.87
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $3,391          $4,307          $4,358          $8,692         $13,320         $14,045
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .90*           1.73            1.62            1.55            1.51            1.50
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .81*           2.16            2.17            1.64            2.28            2.30
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     12.82*          40.12           44.93           91.91           29.42           17.58
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------
                                                     For the period
                                                       December 1,
                                                          2003+
                                                       to April 30
Per-share                                              (Unaudited)
operating performance                                      2004
----------------------------------------------------------------------
Net asset value,
beginning of period                                       $8.20
----------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------
Net investment income (a)                                   .07
----------------------------------------------------------------------
Net realized and unrealized
gain on investments                                         .48
----------------------------------------------------------------------
Total from
investment operations                                       .55
----------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------
From net
investment income                                          (.07)
----------------------------------------------------------------------
Total distributions                                        (.07)
----------------------------------------------------------------------
Net asset value,
end of period                                             $8.68
----------------------------------------------------------------------
Total return at
net asset value (%)(b)                                     6.68*
----------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------
Net assets, end of period
(in thousands)                                               $1
----------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                   .65*
----------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                   .78*
----------------------------------------------------------------------
Portfolio turnover (%)                                    12.82*
----------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
April 30, 2004 (Unaudited)

Note 1
Significant Accounting Policies

Putnam Utilities Growth and Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income primarily through investments in equity and debt securities issued by public utility companies.

The fund offers class A, class B, class C, class M and class R shares. The fund began offering class R shares on December 1, 2003. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans.

Effective April 19, 2004 (May 3, 2004 for defined contribution plans administered by Putnam) a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At April 30, 2004, the value of securities loaned amounted to $39,872,451. The fund received cash collateral of $41,819,749, which is pooled with collateral of other Putnam funds into 27 issuers of high grade short-term investments.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 2003, the fund had a capital loss carryover of $218,318,499 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
----------------------------------
  $166,676,667    October 31, 2010
    51,641,832    October 31, 2011

The aggregate identified cost on a tax basis is $512,447,886, resulting in gross unrealized appreciation and depreciation of $77,660,293 and $22,332,188, respectively, or net unrealized appreciation of $55,328,105.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended April 30, 2004, the fund paid PFTC $626,676 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended April 30, 2004, the fund's expenses were reduced by $232,995 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,221, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C , class M and class R shares pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at the annual rates of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended April 30, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $11,595 and $179 from the sale of class A and class M shares, respectively, and received $161,755 and $187 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended April 30, 2004, Putnam Retail Management, acting as underwriter, received $414 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $68,604,738 and $180,130,789, respectively. There were no purchases or sales of U.S. government securities.

Note 4
Capital shares

At April 30, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,945,304       $16,855,389
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       389,579         3,353,006
----------------------------------------------------------------
                                     2,334,883        20,208,395

Shares repurchased                 (12,717,051)     (107,010,878)
----------------------------------------------------------------
Net decrease                       (10,382,168)     $(86,802,483)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          5,968,805       $38,806,411
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       750,808        10,520,396
----------------------------------------------------------------
                                     6,719,613        49,326,807

Shares repurchased                 (17,417,636)     (127,026,184)
----------------------------------------------------------------
Net decrease                       (10,698,023)     $(77,699,377)
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            591,550        $5,075,052
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                        50,739           433,893
----------------------------------------------------------------
                                       642,289         5,508,945

Shares repurchased                  (3,253,192)      (27,440,870)
----------------------------------------------------------------
Net decrease                        (2,610,903)     $(21,931,925)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,651,899       $19,667,659
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       236,911         1,708,515
----------------------------------------------------------------
                                     2,888,810        21,376,174

Shares repurchased                  (5,091,519)      (36,936,965)
----------------------------------------------------------------
Net decrease                        (2,202,709)     $(15,560,791)
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            121,443        $1,059,448
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         1,917            16,443
----------------------------------------------------------------
                                       123,360         1,075,891

Shares repurchased                    (110,324)         (936,198)
----------------------------------------------------------------
Net increase                            13,036          $139,693
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            336,269        $2,535,396
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         5,154            56,002
----------------------------------------------------------------
                                       341,423         2,591,398

Shares repurchased                    (379,438)       (2,852,232)
----------------------------------------------------------------
Net decrease                           (38,015)        $(260,834)
----------------------------------------------------------------

                                 Six months ended April 30, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             15,489          $133,522
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         2,428            20,850
----------------------------------------------------------------
                                        17,917           154,372

Shares repurchased                    (161,877)       (1,371,625)
----------------------------------------------------------------
Net decrease                          (143,960)      $(1,217,253)
----------------------------------------------------------------

                                     Year ended October 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            297,759        $2,243,451
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                         8,009            86,962
----------------------------------------------------------------
                                       305,768         2,330,413

Shares repurchased                    (421,614)       (3,107,443)
----------------------------------------------------------------
Net decrease                          (115,846)        $(777,030)
----------------------------------------------------------------

                                 For the period December 1, 2003
                                    (commencement of operations)
                                               to April 30, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                122            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                             1                 8
----------------------------------------------------------------
                                           123             1,008

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               123            $1,008
----------------------------------------------------------------

At April 30, 2004, Putnam, LLC owned 123 class R shares of the fund (100% of class R shares outstanding), valued at $1,067.

Note 5
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended April 30, 2004, Putnam Management has assumed $19,312 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth Funds

Discovery Growth Fund
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund*
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund

Blend Funds

Capital Appreciation Fund
Capital Opportunities Fund
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

Value Funds

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund+

Income Funds

American Government Income Fund
Diversified Income Trust
Global Income Trust*
High Yield Advantage Fund*+
High Yield Trust*
Income Fund
Intermediate U.S. Government
  Income Fund
Money Market Fund++
U.S. Government Income Trust

Tax-free Income Funds

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

Asset Allocation Funds

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

 * A 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase may be imposed for all share classes of these funds.

 + Closed to new investors.

++ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   With the exception of money market funds, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase.

   Check your account balances and the most recent month-end performance at www.putnaminvestments.com.


Services for shareholders

Investor services

Help your investment grow Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account. (Regular investing does not guarantee a profit or protect against loss in a declining market.)

Switch funds easily* You can move money from one Putnam fund to another within the same class of shares without a service charge.

Access your money easily You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

How to buy additional shares You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

For more information

Visit www.putnaminvestments.com

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Use our toll-free number 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

* This privilege is subject to change or termination. An exchange of funds may result in a taxable event. In addition, a 2% redemption fee will be applied to shares exchanged or sold within 5 days of purchase, and certain funds have imposed a 1% redemption fee on total assets redeemed or exchanged between 6 and 90 days of purchase.


Putnam puts your interests first

In January, Putnam announced a number of voluntary initiatives designed to reduce fund expenses, provide investors with more useful information, and help safeguard the interests of all Putnam investors. For details, visit www.putnaminvestments.com.

Cost-cutting initiatives

Reduced sales charges

Effective immediately, the maximum sales charge for class A shares has been reduced to 5.25% for equity funds (formerly 5.75%) and 4.50% for most income funds (formerly 4.75%).*

Lower class B purchase limit

To help ensure that investors are in the most cost-effective share class, the maximum amount that can be invested in class B shares has been reduced to $100,000. (Larger trades or accumulated amounts will be directed to class A shares.)

Ongoing expenses will be limited

During calendar 2004, total ongoing expenses, including management fees for all funds, will be maintained at or below the average of each fund's industry peers in its Lipper load-fund universe. For more information, please see the Statement of Additional information.

Additional measures are being taken to reduce expenses for shareholders in the six global and international funds that had short-term trading issues.

Improved disclosure

Putnam fund prospectuses and shareholder reports are being revised to disclose additional information that will help shareholders compare funds and weigh their costs and risks along with their potential benefits. Shareholders will find easy-to-understand information about fund expense ratios, portfolio manager compensation, risk comparisons, brokerage commissions, and employee and trustee ownership of Putnam funds. Disclosure of breakpoint discounts is also being enhanced to alert investors to potential cost savings.

Protecting investors' interests

New short-term trading fee introduced

To discourage short-term trading, which can interfere with a fund's long-term strategy, a 2% short-term trading fee will be imposed on any Putnam fund shares redeemed or exchanged within five calendar days of purchase.

* The maximum sales charge for class A shares of Putnam U.S. Intermediate Government Income Fund remains 3.25%.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary
Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Associate
Treasurer and Principal Executive
Officer

Jonathan S. Horwitz
Senior Vice President
and Treasurer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Utilities Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

Not FDIC Insured    May Lose Value    No Bank Guarantee

SA026-214211  840/884/869  6/04

Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: June 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: June 28, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: June 28, 2004